Related Party Transactions	12 Months Ended
Dec. 31, 2023
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

36. RELATED PARTY TRANSACTIONS

Transactions with subsidiaries

The Company and its subsidiaries regularly engage in inter-group transactions. These transactions include the purchase and sale of satellite services and communications equipment, providing and receiving network and call centre services, access to orbital slots and management services. The transactions have been entered into over the normal course of operations. Balances and transactions between the Company and its subsidiaries have been eliminated on consolidation and therefore have not been disclosed.

Compensation of executives and Board level directors

For the years ended December 31,	2023	2022	2021
Short-term benefits (including salaries)	$17,014	$16,586	$15,465
Special payments(1)	—	—	597
Post-employment benefits	1,790	2,114	2,514
Share-based payments	31,551	65,314	73,090
	$50,355	$84,014	$91,666

____________

(1)      Balance relates to the special cash distribution effective January 25, 2017.

Key management personnel — stock options

In April 2021, 6,197,776 issued and outstanding, vested and unvested stock options were cancelled. This resulted in a non-cash operating expense recorded in the year ended December 31, 2021 of $8.5 million.

In April 2021, the Company approved the adoption of an RSU plan. A total of 3,660,000 Non-Voting Participating Preferred Shares were reserved for issuance upon vesting of the RSUs awarded under the RSU Plan, provided that the aggregate number of Non-Voting Participating Preferred Shares issuable under the RSU Plan (and under all other share compensation arrangements) did not exceed 10% of the total number of Non-Voting Participating Preferred Shares outstanding from time to time (on a non-diluted basis). A total of 3,530,000 RSUs were issued in connection with the plan. Upon completion of the Transaction the 3,530,000 Telesat Canada RSUs were converted into 1,460,008 Telesat Corporation RSUs.

During the year ended December 2022, 362,590 of the RSUs were settled, on a net settlement basis, in exchange for 186,847 Public shares of Telesat Corporation.

During the year ended December 31, 2023, 408,086 of the RSUs were settled, on a net settlement basis, in exchange for 206,081 Public shares of Telesat Corporation as well as 47,564 RSUs were forfeited. In addition, 517,616 stock options from the Historic Plan expired.

On November 19, 2021, Telesat Corporation adopted the Omnibus Plan. The Omnibus Plan allows for a variety of equity-based awards including stock options, RSUs, PSUs and DSUs.

The following Awards were issued under the Omnibus Plan:

For the years ended December 31,	2023	2022
DSUs issued to certain members of the Board of Directors	78,040	46,576
RSUs to key management personnel, which vest over a three-year period	464,834	230,048
PSUs to key management personnel, which include both a time and performance condition on vesting	281,683	140,583
Stock options to key management personnel	550,519	285,149

Of the Awards that were issued under the Omnibus Plan, the following Awards have been settled.

For the year ended December 31, 2023	Forfeited	Awards Settled	Public Shares issued
DSUs issued to certain members of the Board of Directors	—	—	—
RSUs to key management personnel, which vest over a three-year period(1)	17,426	77,593	39,672
PSUs to key management personnel, which include both a time and performance condition on vesting	47,129	—	—
Stock options to key management personnel	32,403	—	—

(1)      RSUs were settled on a net settlement basis

Transactions with related parties

The Company and certain of its subsidiaries regularly engage in transactions with related parties. The Company’s related parties included Loral and Red Isle until November 18, 2021 at which point under the Transaction Agreement Loral became a fully consolidated subsidiary (Note 35). Any transactions entered into with Loral have been entered into over the normal course of operations. Following the Transaction Agreement related parties included Red Isle and MHR. There were no transactions or balances with Red Isle or MHR during any of the years presented.

During the year ended December 31, 2022, $20.8 million (US$15.3 million) was paid to Red Isle in respect of the adjustment amount as per the terms of the Transaction Agreement (Note 26).

Prior to the close of the Transaction, the Company and its subsidiaries entered into the following transactions with Loral.

Sale of goods and services

For the years ended December 31,	2021
Revenue	$105

Purchase of goods and services

For the years ended December 31,	2021
Operating expenses	$5,230

The amounts outstanding were unsecured and were settled in cash.

Other related party transactions

The Company funds certain defined benefit pension plans. Contributions made to the plans for the year ended December 31, 2023 were $2.8 million (December 31, 2022 — $5.2 million).